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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Energy: 80.8%
26,300	@	Alpha Natural Resources, Inc.	$631,200	0.2
104,350		Anadarko Petroleum Corp.	8,480,525	2.8
60,491		Apache Corp.	6,015,225	2.0
76,588		Arch Coal, Inc.	1,255,277	0.4
67,071		Baker Hughes, Inc.	3,662,747	1.2
55,100	@	Basic Energy Services, Inc.	1,038,084	0.3
68,603		BG Group PLC	1,471,452	0.5
26,350		Cabot Oil & Gas Corp.	2,334,346	0.8
98,550	@	Cameron International Corp.	5,320,714	1.7
102,100		Chesapeake Energy Corp.	2,587,214	0.8
296,232		Chevron Corp.	30,458,574	10.0
27,307		Cimarex Energy Co.	1,831,754	0.6
117,750		ConocoPhillips	8,397,930	2.8
42,100		Consol Energy, Inc.	1,753,044	0.6
94,000	@	Denbury Resources, Inc.	1,588,600	0.5
98,300		Devon Energy Corp.	6,434,718	2.1
13,300		Diamond Offshore Drilling	799,995	0.3
141,150		El Paso Corp.	3,530,161	1.2
34,900	@	Energy XXI Bermuda Ltd.	1,097,256	0.4
36,515		Ensco International PLC ADR	1,897,685	0.6
71,250		EOG Resources, Inc.	7,391,475	2.4
46,700		EQT Corp.	2,895,867	1.0
470,347		ExxonMobil Corp.	37,834,713	12.5
50,100	@	FMC Technologies, Inc.	2,623,236	0.9
47,900	@	FX Energy, Inc.	228,483	0.1
235,321		Halliburton Co.	8,659,813	2.8
12,400		Helmerich & Payne, Inc.	706,304	0.2
90,000		Hess Corp.	5,419,800	1.8
86,300	@	Key Energy Services, Inc.	1,303,130	0.4
177,600		Marathon Oil Corp.	4,965,696	1.6
41,400		Marathon Petroleum Corp.	1,382,346	0.5
79,900		Murphy Oil Corp.	4,468,008	1.5
61,400	@	Nabors Industries Ltd.	1,101,516	0.4
113,125		National Oilwell Varco, Inc.	8,111,063	2.7
15,400	@	Newfield Exploration Co.	705,320	0.2
29,300		Noble Corp.	1,011,729	0.3
27,950		Noble Energy, Inc.	2,750,001	0.9
91,750		Occidental Petroleum Corp.	9,074,075	3.0
23,000		Patterson-UTI Energy, Inc.	483,460	0.2
45,800		Peabody Energy Corp.	1,796,734	0.6
30,700		Pioneer Natural Resources Co.	2,902,378	1.0
20,500		QEP Resources, Inc.	669,325	0.2
63,650		Range Resources Corp.	4,564,341	1.5
93,250	@	Rowan Cos., Inc.	3,162,108	1.0
53,427		Royal Dutch Shell PLC - Class A ADR	3,739,890	1.2
207,207		Schlumberger Ltd.	15,608,903	5.1
95,600	@	Southwestern Energy Co.	3,637,580	1.2
101,279		Spectra Energy Corp.	2,979,628	1.0
84,600		Statoil ASA ADR	2,192,832	0.7
29,900		Sunoco, Inc.	1,160,419	0.4
15,115		Technip S.A.	1,440,126	0.5
52,500	@	Tesoro Corp.	1,254,225	0.4
52,869		Trican Well Services Ltd.	902,445	0.3
29,000	@	Unit Corp.	1,467,980	0.5
92,700		Valero Energy Corp.	2,064,429	0.7
96,450		Williams Cos., Inc.	3,113,406	1.0
23,800		YPF SA ADR	833,238	0.3
			245,192,523	80.8
		Materials: 19.1%
22,350		Air Products & Chemicals, Inc.	1,871,813	0.6
7,900		Airgas, Inc.	607,905	0.2
19,150		AK Steel Holding Corp.	162,009	0.0
116,700		Alcoa, Inc.	1,169,334	0.4
12,400		Allegheny Technologies, Inc.	622,728	0.2
24,300		Antofagasta PLC	453,785	0.2
18,800		Ball Corp.	660,068	0.2
46,365		Barrick Gold Corp.	2,451,781	0.8
12,500		Bemis Co., Inc.	368,625	0.1
37,700		Centerra Gold, Inc.	841,269	0.3
7,800		CF Industries Holdings, Inc.	1,090,440	0.4
33,500		Cliffs Natural Resources, Inc.	2,271,635	0.7
13,400		Domtar Corp.	1,052,302	0.3
72,950		Dow Chemical Co.	2,021,444	0.7
16,200		Eastman Chemical Co.	641,844	0.2
25,350		Ecolab, Inc.	1,445,457	0.5
97,850		EI Du Pont de Nemours & Co.	4,669,402	1.5
8,200		FMC Corp.	688,144	0.2
129,706		Freeport-McMoRan Copper & Gold, Inc.	5,136,358	1.7
49,164		GoldCorp, Inc.	2,639,615	0.9
42,600	@	Harry Winston Diamond Corp.	476,559	0.2
9,400		International Flavors & Fragrances, Inc.	510,044	0.2
47,900		International Paper Co.	1,360,360	0.4
110,500	@	Lundin Mining Corp.	433,355	0.1
6,600		Martin Marietta Materials, Inc.	516,516	0.2
19,900		MeadWestvaco Corp.	594,015	0.2
56,100		Monsanto Co.	4,120,545	1.4
29,900		Mosaic Co/The	1,577,524	0.5
83,750		Newmont Mining Corp.	5,768,700	1.9

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
34,750		Nucor Corp.	$1,370,192	0.4
20,400	@	Owens-Illinois, Inc.	398,412	0.1
17,250		PPG Industries, Inc.	1,513,687	0.5
31,650		Praxair, Inc.	3,228,300	1.1
4,000		Randgold Resources Ltd. ADR	427,640	0.1
19,900		Sealed Air Corp.	350,638	0.1
9,900		Sherwin-Williams Co.	859,617	0.3
13,600		Sigma-Aldrich Corp.	881,416	0.3
38,982		Teck Cominco Ltd. - Class B	1,422,453	0.5
12,150		Titanium Metals Corp.	189,297	0.1
17,350		United States Steel Corp.	473,655	0.2
15,300		Vulcan Materials Co.	496,332	0.2
			57,835,215	19.1
		Total Common Stock (Cost $255,330,145)	303,027,738	99.9

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 2.1%
		Options on Indices: 2.1%
1,235,355	@	Put on Energy Select Sector SPDR Index, Strike @ 63.740, Exp. 12/16/11 Counterparty: JPMorgan Chase & Co.	$358,868	0.1
1,144,879	@	Put on Energy Select Sector SPDR Index, Strike @ 65.110, Exp. 01/20/12 Counterparty: Goldman Sachs & Co.	1,940,946	0.6
1,172,535	@	Put on Energy Select Sector SPDR Index, Strike @ 64.750, Exp. 02/17/12 Counterparty: UBS Warburg LLC	2,807,790	0.9
600,232	@	Put on Materials Select Sector SPDR Fund, Strike @ 32.790, Exp. 12/16/11 Counterparty: JPMorgan Chase & Co.	258,349	0.1
601,083	@	Put on Materials Select Sector SPDR Fund, Strike @ 31.580, Exp. 02/17/12 Counterparty: UBS Warburg LLC	690,169	0.2
587,953	@	Put on Materials Select Sector SPDR Fund, Strike @ 31.700, Exp. 01/20/12 Counterparty: Goldman Sachs & Co.	472,585	0.2
			6,528,707	2.1
		Total Purchased Options (Cost $16,732,954)	6,528,707	2.1
		Total Long-Term Investments (Cost $272,063,099)	309,556,445	102.0

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
3,059,900		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,059,900)	$3,059,900	1.0
		Total Short-Term Investments
		(Cost $3,059,900)	3,059,900	1.0
		Total Investments in Securities (Cost $275,122,999)	$312,616,345	103.0
		Liabilities in Excess of Other Assets	(9,143,952)	(3.0)
		Net Assets	$303,472,393	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $278,504,048.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$52,923,233
		Gross Unrealized Depreciation	(18,810,936)
		Net Unrealized appreciation	$34,112,297

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Energy	$242,280,945	$2,911,578	$—	$245,192,523
Materials	$56,953,790	$881,425	$—	$57,835,215
Total Common Stock	299,234,735	3,793,003	—	303,027,738
Purchased Options	—	6,528,707	—	6,528,707
Short-Term Investments	3,059,900	—	—	3,059,900
Total Investments, at value	$302,294,635	$10,321,710	$—	$312,616,345
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(9,749,321)	$—	$(9,749,321)
Total Liabilities	$—	$(9,749,321)	$—	$(9,749,321)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2011
Asset Table
Investments, at value
Positions In Purchased Options	$3,294,874	$—	$—	$—	$—	$—	$—	$(3,294,874)	$—
Total Investments, at value	$3,294,874	$—	$—	$—	$—	$—	$—	$(3,294,874)	$—
Other Financial Instruments+:
Swaps	—	—	—	—	—	—	—	—	—
Written options	—	—	—	—	—	—	—	—	—
Total Assets	$3,294,874	$—	$—	$—	$—	$—	$—	$(3,294,874)	$—

Liabilities Table
Other Financial Instruments+:
Written options	$(6,633,292)	$—	$—	$—	$—	$—	$—	$6,633,292	$—
Total Liabilities	$(6,633,292)	$—	$—	$—	$—	$—	$—	$6,633,292	$—

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Risk Managed Natural Resources Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
2,462,441	UBS Warburg LLC	Call on Energy Select Sector SPDR Index	68.160 USD	12/16/11	$6,327,489	$(8,557,664)
1,262,334	UBS Warburg LLC	Call on Materials Select Sector SPDR Fund	34.240 USD	12/16/11	965,054	(1,191,657)
		Total Written OTC Options			$7,292,543	$(9,749,321)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012